33. EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
EVENTS AFTER THE REPORTING PERIOD
33.	EVENTS AFTER THE REPORTING PERIOD

(a)	Partial spin-off and capital reduction of subsidiary

The Extraordinary Shareholders’ Meeting of BrT Multimídia held on January 1, 2021 approved its partial spin-off, with the merger of the spun-off portion with and into Oi Móvel and the reduction of the capital of BrT Multimídia by R$17,698,607.37, without any cancellation of shares, which decreased BrT Multimídia’s capital to R$1,995,611,014.47 from R$2,013,309,621.84, represented by 611,586 registered common shares without par value.

BrT Multimídia’s Annual and Extraordinary Shareholders’ Meeting held on April 30, 2021 approved a new partial spin-off, with the segregation and removal from its assets elements not related to the core business of UPI InfraCo, which were merged with and into Oi. Given that the assets spun-off from BrT Multimídia were valued at R$0.00 (zero Brazilian reais), BrT Multimídia’s share capital did not change as a result of the transaction.

Both partial spin-off transactions were approved without joint and several liability, so that Oi Móvel and Oi became liable only for the obligations that were transferred to Oi Móvel and Oi as a result of the partial spin-offs and it did not assume any liability, either individually or jointly, for any debts, obligations or liabilities of BrT Multimídia that had not been transferred as part of the partial spin-off in question, regardless of their nature and if they are present, contingent, past and/or future.

The capital increases and partial spin-offs of BrT Multimídia are in line with the terms of the Strategic Plan and the JRP, as amended, and are steps in the corporate and asset restructuring process of the Oi Companies described in the JRP, aimed at optimizing their operations, assets and liabilities and, more specifically, the formation of UPI InfraCo.

(b)	Sales of UPI Towers and UPI Datacenter

The information about the sales of UPI Towers and UPI Datacenter, which occurred on March 30, 2021 and on March 12, 2021, respectively, are presented in Note 1 (2.3 and 2.4).

(c)	Material Fact Notice UPI InfraCo

The information about the proposals binding agreement updated in 2021 for the sale of UPI InfraCo are presented in Note 1 (2.1).

(d)	Merger of Telemar with and into Oi

In a Notice to the Market issued on May 3, 2021, the Company informed that the concessions granted to its wholly-owned subsidiary Telemar for the provision of public and private services, in all its modalities, and the SCM, including the associated licenses for the use of radiofrequencies, were transferred to the Company.

As a result of this transfer of the concessions, the merger of Telemar into the Company was implemented and became effective on this date, in accordance with the terms approved at the Company's Extraordinary Shareholders’ Meeting, held on second summons on April 30, 2021, and in line with the Consolidated Judicial Reorganization Plan of Oi and its subsidiaries under judicial reorganization.

The merger was conducted based on the involved historic carrying amounts since this is a transactions between entities under common control.